ADOPTION OF IFRS 9 AND IFRS 15 (Details) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Increase (decrease) due to application of IFRS 9 [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) [Line Items]
Equity Attributable To Owners Of Parent Excluding Other Equity Instruments	£ (1,180.0)
Fair value gain (loss) that would have been recognised in profit or loss if financial assets had not been reclassified	£ 0.2
Effective interest rate of financial assets reclassified out of financial assets at fair value through profit or loss	1.97%
Interest revenue (expense) recognised for financial assets reclassified out of fair value through profit or loss category, initial application of IFRS 9	£ 20.0
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, before tax	229.0
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, net of tax	207.0
Increase (decrease) due to application of IFRS 15 [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) [Line Items]
Adjustments for increase (decrease) in deferred income	14.0
Increase (decrease) in equity	£ (11.0)